INCOME AND SOCIAL CONTRIBUTION TAXES - Carryforwards (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax loss carryforward	R$ 4,814,896	R$ 4,828,384
Negative tax basis of social contribution carryforward	R$ 5,039,311	R$ 4,947,222